Income Taxes Expenses - Uncertainties on application of income tax law in PRC (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)
Income Taxes Expenses
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%
Aggregate accumulated deficit		$ (126,899,750)		$ (116,752,285)
Deferred tax liability for the PRC dividend withholding taxes		0		0
PRC
Income Taxes Expenses
Statutory income tax rate (in percent)	25.00%
Statute of limitations period for underpayment of taxes due to computational errors	3 years
Extended period of statute of limitations under special circumstances	5 years
Minimum underpayment of tax liability for special circumstance	¥ 0.1			15,304
Statute of limitations period for related party transactions	10 years
Withholding tax rate on dividends (as a percent)	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%
PRC | Subsidiaries and VIEs
Income Taxes Expenses
Aggregate accumulated deficit		94,847,639	$ 75,858,456	79,285,723
Hong Kong | Subsidiaries
Income Taxes Expenses
Aggregate accumulated deficit		$ 5,932,444	$ 7,376,532	$ 11,801,220